UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 18, 2015 to September 17, 2015

Commission File Number of issuing entity: 333-165147-01

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165147

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑SB			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On September 17, 2015 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2015 to September 17, 2015. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a “Rule 15Ga-1 Form ABS-15G”) on May 7, 2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2015. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operations income of the significant obligor was $17,688,790.80 for the twelve month period ended June 30, 2015.

SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan (Loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II Mortgage Loan (Loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement.   Year-to-date financial information for SunTrust Bank required under Item 1112(b)(1) of Regulation AB can be found in the tables below.

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2015
Income and Expense
1 Number of institutions reporting		1
2 Total interest income		2,546,514
3 Total interest expense		188,480
4 Net interest income		2,358,034
5 Provision for loan and lease losses		83,807
6 Total noninterest income		1,444,146
7 Fiduciary activities		144,454
8 Service charges on deposit accounts		326,249
9 Trading account gains & fees		75,825
10 Additional noninterest income		897,618
11 Total noninterest expense		2,412,570
12 Salaries and employee benefits		1,259,048
13 Premises and equipment expense		242,058
14 Additional noninterest expense		911,464
15 Pre-tax net operating income		1,305,803
16 Securities gains (losses)		13,886
17 Applicable income taxes		400,153
18 Income before extraordinary items		919,536
19 Extraordinary gains – net		0
20 Net income attributable to bank		914,926
21 Net income attributable to noncontrolling interests		4,610
22 Net income attributable to bank and		919,536
noncontrolling interests
23 Net charge-offs		186,779
24 Cash dividends		525,000
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		909,816

SunTrust Bank
303 Peachtreet Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2015
Assets and Liabilities
1 Total employees (full-time equivalent)		22,464
2 Total assets		184,222,885
3 Cash and due from depository institutions		5,922,563
4 Interest-bearing balances		4,092,395
5 Securities		26,299,990
6 Federal funds sold & reverse repurchase agreements		242,868
7 Net loans & leases		133,270,064
8 Loan loss allowance		1,833,247
9 Trading account assets		4,260,107
10 Bank premises and fixed assets		1,253,470
11 Other real estate owned		143,260
12 Goodwill and other intangibles		7,288,793
13 All other assets		5,541,770
14 Total liabilities and capital		184,222,885
15 Total liabilities		161,278,137
16 Total deposits		148,031,358
17 Interest-bearing deposits		108,214,003
18 Deposits held in domestic offices		147,881,358
19 % insured		60.58%
20 Federal funds purchased & repurchase agreements		1,518,429
21 Trading liabilities		543,350
22 Other borrowed funds		7,075,133
23 Subordinated debt		1,563,333
24 All other liabilities		2,546,534
25 Total equity capital		22,944,748
26 Total bank equity capital		22,831,155
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,387,204
30 Undivided profits		9,422,351
31 Noncontrolling interests in consolidated subsidiaries		113,593

Memoranda:
32 Noncurrent loans and leases	1,489,985
33 Noncurrent loans that are wholly or partially	883,855
guaranteed by the U.S. government
34 Income earned, not collected on loans	593,603
35 Earning assets	167,224,151
36 Long-term assets (5+ years)	53,492,394
37 Average Assets, year-to-date	185,142,416
38 Average Assets, quarterly	184,769,333
39 Total risk weighted assets	157,656,040
40 Adjusted average assets for leverage capital	177,778,826
purposes
41 Life insurance assets	940,307
42 General account life insurance assets	620,719
43 Separate account life insurance assets	149,885
44 Hybrid life insurance assets	169,703
45 Volatile liabilities	5,859,634
46 Insider loans	55,542
47 FHLB advances	3,737,039
48 Loans and leases held for sale	2,431,208
49 Unused loan commitments	83,885,198
50 Tier 1 (core) risk-based capital	17,432,574
51 Tier 2 risk-based capital	2,342,954
52 Total unused commitments	83,885,198
53 Derivatives	258,664,419

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the September 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: September 30, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the September 17, 2015 distribution.